CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 15, 2015	Dec. 28, 2015	Dec. 31, 2015
Debt Conversion, Original Debt, Amount			$ 8,032
Stock Issued			$ 5,833
Common Stock [Member]
Stock Issued	$ 5,571	$ 262